ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prior period adjustment, accounting errors	$ 1,000
Prior period adjustment, error correction, vessel operating expense	1,900
Decrease in other current liabilities	2,862	$ (2,914)
Accounting error correction
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in other current liabilities	2,900
Increase in net income	$ 2,900